Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,960,258	$ 2,858,927
Restricted cash	117,063	1,103,953
Trade accounts receivable, net	958,705	885,495
Other receivables	2,031,415	965,037
Inventories	1,704,391	1,193,018
Prepaid expenses	222,336	247,039
Vessel held for sale		4,914,782
Total current assets, continuing operations	11,994,168	12,168,251
Current assets of discontinued operations		3,914,117
Total current assets	11,994,168	16,082,368
Long-term assets:
Vessels, net	48,826,128	52,132,079
Restricted cash	6,134,267	4,334,267
Due from spun-off subsidiary		24,585,518
Long-term assets of discontinued operations		65,195,329
Total assets	66,954,563	162,329,561
Current liabilities
Long-term debt, current portion net of deferred charges and debt discount	4,870,241	4,203,261
Trade accounts payable	2,288,525	1,522,473
Accrued expenses	1,301,805	1,117,110
Deferred revenues	417,634	590,178
Due to related company	2,672,895	4,986,836
Derivatives, Current	41,435	229,451
Total current liabilities, continuing operations	11,592,535	12,649,309
Current liabilities of discontinued operations		5,883,288
Total current liabilities	11,592,535	18,532,597
Long-term liabilities
Long-term debt, long-term portion net of deferred charges and debt discount	31,716,549	29,811,241
Derivatives, Noncurrent		16,631
Vessel profit participation liability	1,067,500	1,297,100
Total long-term liabilities, continuing operations	32,784,049	31,124,972
Long-term liabilities of discontinued operations		30,364,035
Total long-term liabilities	32,784,049	61,489,007
Total liabilities	44,376,584	80,021,604
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 37,314 and 19,605 issued and outstanding, respectively)	18,757,361	35,613,759
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 11,274,126 and 12,515,645 issued and outstanding)	375,476	338,230
Additional paid-in capital	233,668,127	284,236,597
Accumulated deficit	(230,222,985)	(237,880,629)
Total shareholders’ equity	3,820,618	46,694,198
Total liabilities, mezzanine equity and shareholders’ equity	$ 66,954,563	$ 162,329,561